Related Parties - Summary of Significant Transactions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
BBVA
Disclosure of transactions between related parties [line items]
Finance costs	€ 15	€ 32
Receipt of services	6	8
Purchase of goods	0	0
Other expenses	4	4
Total costs	25	44
Finance income	20	27
Dividends received	7	11
Services rendered	21	13
Sale of goods	10	9
Other income	4	1
Total revenues	62	61
Purchase of assets	0
Purchase of goods		0
Finance arrangements: loans, capital contributions and others (borrower)	318	568
Finance arrangements: loans and capital contributions (lessee)	0	0
Guarantees	148	169
Commitments	0	0
Finance arrangements: loans and capital contributions (lender)	294	608
Dividends paid	125	121
Factoring operations	€ 0	€ 904
Significant shareholder stake of the Company (as a percent)	0.66%	0.66%
Caixabank
Disclosure of transactions between related parties [line items]
Finance costs	€ 3	€ 7
Receipt of services	15	8
Purchase of goods	60	62
Other expenses	0	0
Total costs	78	77
Finance income	0	0
Services rendered	53	63
Sale of goods	52	49
Other income	0	0
Total revenues	105	112
Purchase of assets	2
Purchase of goods		4
Finance arrangements: loans, capital contributions and others (borrower)	25	116
Finance arrangements: loans and capital contributions (lessee)	2	5
Guarantees	89	91
Commitments	104	89
Finance arrangements: loans and capital contributions (lender)	273	675
Dividends paid	126	108
Factoring operations	€ 477	€ 0